Income Tax Benefit (Expense) - Details of Income Tax Benefit (Expense) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax benefit (expense)
Current year	₩ (191,865)	₩ (260,556)	₩ (206,465)
Adjustment for prior years	(32,276)	67,985	59,484
Subtotal	(224,141)	(192,571)	(146,981)
Deferred tax benefit
Changes in temporary differences	6,381	955,283	384,766
Income tax benefit (expense)	₩ (217,760)	₩ 762,712	₩ 237,785